T. ROWE PRICE Retirement Income 2020 Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 44.6%
T. Rowe Price Funds:
New Income Fund  20,859 2,599 528 2,837,303 22,557
Limited Duration Inflation
Focused Bond Fund  15,867 2,520 433 3,908,339 18,017
International Bond Fund (USD
Hedged)  7,139 642 183 897,345 7,592
U.S. Treasury Long-Term Index
Fund  5,227 374 132 696,371 5,258
Dynamic Global Bond Fund  4,825 524 131 672,805 5,201
Emerging Markets Bond Fund  4,862 371 114 562,453 5,152
High Yield Fund  4,561 359 103 814,542 4,789
Dynamic Credit Fund  1,747 169 50 211,316 1,857
Floating Rate Fund  1,671 139 37 190,929 1,774
Total Bond Mutual Funds (Cost $78,782) 72,197
EQUITY MUTUAL FUNDS 53.1%
T. Rowe Price Funds:
Value Fund  10,923 716 335 268,880 12,602
Growth Stock Fund  10,763 688 1,040 118,517 11,650
Hedged Equity Fund  7,548 569 188 738,923 8,631
U.S. Large-Cap Core Fund  6,714 665 162 201,249 8,165
Equity Index 500 Fund  6,923 491 1,332 46,461 6,418
Overseas Stock Fund  5,763 370 121 478,990 6,265
International Value Equity Fund  5,071 436 122 335,306 5,704
Real Assets Fund  4,944 495 123 376,783 5,490
International Stock Fund  4,888 324 115 267,685 5,303
Mid-Cap Growth Fund  2,923 176 60 30,079 3,295
Mid-Cap Value Fund  2,594 159 53 86,262 3,004
Small-Cap Stock Fund  2,015 106 38 35,786 2,202
Emerging Markets Discovery
Stock Fund  2,172 127 293 153,440 2,088
Emerging Markets Stock Fund  1,749 113 42 52,923 1,818
Small-Cap Value Fund  1,665 100 36 33,210 1,800
New Horizons Fund (2) 1,292 81 28 23,480 1,427
U.S. Equity Research Fund  749 14 460 4,283 222
Total Equity Mutual Funds (Cost $67,749) 86,084
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  17 984 982 190 19
Total Other Mutual Funds (Cost $19) 19

T. ROWE PRICE Retirement Income 2020 Fund

$ Value
12/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price U.S. Treasury
Money Fund, 5.39% (3) 3,278 2,417 1,979 3,716,620 3,716
Total Short-Term Investments (Cost $3,716) 3,716
Total Investments in Securities 100.0%
(Cost $150,266) $ 162,016
Other Assets Less Liabilities (0.0)% (62)
Net Assets 100.0% $ 161,954
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Income 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ (9) $ 31
Dynamic Global Bond Fund  (10) (17) —
Emerging Markets Bond Fund  (9) 33 79
Emerging Markets Discovery Stock Fund  (21) 82 —
Emerging Markets Stock Fund  (1) (2) —
Equity Index 500 Fund  308 336 21
Floating Rate Fund  (1) 1 40
Growth Stock Fund  93 1,239 —
Hedged Equity Fund  — 702 —
High Yield Fund  (2) (28) 82
International Bond Fund (USD Hedged)  (10) (6) —
International Stock Fund  2 206 —
International Value Equity Fund  2 319 —
Limited Duration Inflation Focused Bond Fund  (21) 63 70
Mid-Cap Growth Fund  4 256 —
Mid-Cap Value Fund  5 304 —
New Horizons Fund  1 82 —
New Income Fund  (11) (373) 246
Overseas Stock Fund  12 253 —
Real Assets Fund  — 174 —
Small-Cap Stock Fund  1 119 —
Small-Cap Value Fund  — 71 —
Transition Fund  6 — 1
U.S. Equity Research Fund  131 (81) —
U.S. Large-Cap Core Fund  6 948 —
U.S. Treasury Long-Term Index Fund  (15) (211) 49
Value Fund  25 1,298 —
U.S. Treasury Money Fund, 5.39% — — 45
Totals $ 495# $ 5,759 $ 664+

T. ROWE PRICE Retirement Income 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $9 of the net realized gain
(loss).
+ Investment income comprised $664 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Income 2020 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement Income 2020 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Retirement Income 2020 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1083-054Q1 03/24